Related party transactions (Details Textual) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 05, 2014	Oct. 01, 2015	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Mar. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement							$ 7,700		$ 0
Repayments of Short-term Debt							$ 0		$ 25,400	$ 0
Debt, Weighted Average Interest Rate							8.20%	[1]	4.48%
Due from Officers or Stockholders, Current							$ 0		$ 143,241
PGN LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under Omnibus Agreement Amount Paid							$ 6,600
Subsequent Event [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement						$ 800
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis					LIBOR plus a margin of 4.0%
Line of Credit Facility, Commitment Fee Percentage					1.40%
Gallant facility [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Rate		8.00%
Debt, Weighted Average Interest Rate							3.40%
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							$ 5,000
Environmental Indemnifications, Description							No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement			$ 6,700	$ 6,500
Interest Income, Related Party									$ 3,241
Repayments of Short-term Debt	$ 25,400
Related Party Transaction, Rate									5.88%
Notes Payable							$ 47,000
Interest Payable							85,000
Due from Officers or Stockholders, Current							$ 140,000		$ 140,000

[1]	Cash contribution from Höegh LNG: As described under “Indemnifications” below, Höegh LNG made indemnification payments to the Partnership of $6.6 million which were recorded as a contribution to equity.